BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
Basis Of Presentation
Schedule of subsidiary

Company Name	Registered	Holding	Functional Currency
Vicinity Motor Corp.	British Columbia	Parent Company	United States Dollar (Canadian Dollar up to October 5, 2021)
Vicinity Motor (Bus) Corp.	British Columbia	100%	Canadian Dollar
Vicinity Motor (Bus) USA Corp.	United States	100%	United States Dollar